STOCK REPURCHASE PROGRAM (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Repurchase Program Details Narrative
Common stock repurchased, Shares	1,086,872
Cost of common stock repurchased	$ 1,485,732
Average price per share	$ 1.37